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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:      (713) 626-1919

Date of fiscal year end:         2/28

Date of reporting period:      11/30/13

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2013
invesco.com/us VK-CE-MOPP-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–170.73%*

Alabama–1.97%

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$ 3,250	$3,263,455
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	3,350	3,507,316
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (a)(b)	5.00%	01/01/36	1,815	1,861,736
Courtland (City of) Industrial Development Board (International Paper Co.); Series 2005 A, Ref. Solid Waste Disposal RB (c)	5.20%	06/01/25	1,250	1,253,400
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,600	1,290,016
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	3,050	3,265,757
University of Alabama Board of Trustees; Series 2004 A, General RB (d)	5.25%	07/01/20	2,500	2,571,850
				17,013,530

Alaska–0.69%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (a)	5.50%	10/01/41	5,730	6,004,352

Arizona–4.46%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM) (b)	5.00%	03/01/41	435	432,721
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (a)	5.00%	07/01/25	2,005	2,261,720
Series 2008 B, Highway RB	5.00%	07/01/25	610	688,104
Series 2008 B, Highway RB (a)	5.00%	07/01/26	3,925	4,417,117
Series 2011 A, Ref. Sub. Highway RB (a)	5.00%	07/01/36	4,095	4,305,852
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network);
Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,155	1,143,589
Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,075	1,060,939
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	750	750,803
Series 2010, RB	5.13%	05/15/40	1,500	1,494,585
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	2,775	2,805,580
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (e)	5.00%	07/01/14	3,425	3,518,913
Maricopa County Pollution Control Corp. (Arizona Public Service Co. - Palo Verde); Series 2009 A, Ref. PCR (e)	6.00%	05/01/14	300	306,492
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (e)	5.50%	06/01/14	800	818,728
Series 2009 E, PCR (e)	5.75%	06/01/16	950	1,051,460
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/29	735	665,822
Series 2009, Education RB	7.00%	01/01/39	835	714,935
Series 2009, Education RB	7.13%	01/01/45	790	677,006
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	3,870	3,749,991
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (c)	6.55%	12/01/37	2,900	2,900,986
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/40	550	545,034
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (a)	5.00%	01/01/28	2,680	2,895,258
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	1,405	1,398,509
				38,604,144

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–18.02%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(f)	0.00%	09/01/20	$ 2,630	$2,114,310
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/29	2,400	2,276,520
Bay Area Toll Authority (San Francisco Bay Area); Series 2008 F-1, Toll Bridge RB (a)	5.00%	04/01/39	5,905	6,111,616
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	1,050	559,577
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (a)	5.00%	12/01/24	1,200	1,370,424
Series 2008 AE, Water System RB (a)	5.00%	12/01/25	1,450	1,651,869
Series 2008 AE, Water System RB (a)	5.00%	12/01/26	1,450	1,648,868
Series 2008 AE, Water System RB (a)	5.00%	12/01/27	900	1,002,762
Series 2008 AE, Water System RB (a)	5.00%	12/01/28	1,450	1,612,937
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,400	1,525,762
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (c)	5.30%	08/01/23	2,630	2,655,248
Series 2008 K, Home Mortgage RB (c)	5.45%	08/01/28	5,700	5,674,578
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/27	1,740	1,651,016
Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/30	2,025	1,845,727
Series 2012, Water Furnishing RB (c)(g)	5.00%	07/01/37	4,445	3,837,457
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (c)	5.00%	07/01/27	2,500	2,549,875
California (State of) Public Works Board (Department of Mental Health - Coalinga State Hospital); Series 2004 A, Lease RB (d)(e)	5.00%	06/01/14	2,000	2,048,680
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,019,250
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	1,260	1,298,002
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,750	2,046,467
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (d)	5.25%	10/01/19	105	106,440
California (State of);
Series 2004 B-2, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (h)(i)	0.04%	05/01/34	7,000	7,000,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,575	1,755,873
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,500	2,965,450
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,090	5,505,598
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,300	2,404,972
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	730	785,130
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	3,430	3,492,975
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	4,665	4,949,052
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	3,250	3,606,037
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,000	1,087,440
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,062,000
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS-AMBAC) (b)	5.00%	06/01/36	2,000	2,042,260
Coachella (City of) Redevelopment Agency (Merged Project Areas); Series 2006 A, Sub. Tax Allocation RB (INS-AMBAC) (b)	5.25%	09/01/36	3,390	3,310,538
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	600	565,662
Desert Community College District (Election of 2004); Series 2007 B, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	08/01/32	500	523,450
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (a)	5.00%	06/01/36	5,795	6,238,491
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	2,000	1,899,780
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	1,725	1,770,954
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS-NATL) (b)	5.00%	06/01/31	1,000	983,960
Los Angeles (City of) Department of Water & Power; Series 2012 B, Waterworks RB	5.00%	07/01/37	1,000	1,053,460

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM) (b)	5.50%	10/01/18	$ 1,055	$1,174,384
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	180	190,964
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS-NATL) (b)	5.00%	06/01/29	3,000	3,004,350
Palm Springs (City of) Financing Authority (Convention Center Expansion); Series 2004 A, Lease RB (INS-NATL) (b)	5.50%	11/01/35	3,500	3,551,625
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,450	1,486,772
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,750	2,757,535
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	525	532,329
San Diego (County of) Water Authority; Series 2004 A, COP (d)(e)	5.00%	05/01/15	2,690	2,872,167
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	08/01/36	8,460	8,945,012
San Francisco (City & County of) (Laguna Honda Hospital); Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	06/15/28	460	481,307
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	1,000	1,013,110
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/25	1,210	1,299,346
Series 2011 F, Ref. Second Series RB (c)	5.00%	05/01/26	2,420	2,576,743
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (a)	5.00%	11/01/36	5,250	5,537,648
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	3,800	4,044,150
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	870	872,523
Southern California Metropolitan Water District; Series 2005 A, RB (INS-AGM) (b)	5.00%	07/01/35	1,000	1,044,760
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (a)	5.25%	07/01/29	1,950	2,098,863
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (f)	0.00%	04/01/14	600	599,220
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,300	3,573,702
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	08/01/25	1,485	841,431
Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	08/01/26	1,350	711,315
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI) (b)	5.00%	09/01/26	2,500	2,452,450
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/32	4,650	1,651,959
				155,924,132

Colorado–5.63%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,500	3,641,365
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI) (b)	5.50%	05/01/36	5,000	5,062,350
Colorado (State of) Educational & Cultural Facilities Authority (Challenge to Excellence Charter School); Series 2007, Ref. Charter School RB (INS-AGC) (b)	5.00%	06/01/37	2,500	2,517,550
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/39	1,500	1,477,575
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	7,400	7,438,998
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/35	2,790	2,640,540
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (a)	5.50%	01/01/35	3,000	3,181,020
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	420	365,182
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	650	524,517
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,500	1,547,790
Series 2010, Private Activity RB	6.00%	01/15/41	700	711,788
Series 2010, Private Activity RB	6.50%	01/15/30	1,850	1,997,204
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/37	2,500	2,539,650
Series 2013 A, Sub. Airport System RB (c)	5.25%	11/15/43	3,000	3,018,420
Denver (City of) Convention Center Hotel Authority;
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/30	2,000	2,004,760
Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	1,400	1,367,128

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Fort Collins (City of);
Series 2004 A, Lease COP (d)(e)	5.38%	06/01/14	$2,040	$2,094,039
Series 2004 A, Lease COP (d)(e)	5.38%	06/01/14	2,155	2,212,086
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	860	777,621
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	1,500	1,519,575
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	2,110	2,031,086
				48,670,244

Connecticut–0.57%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(c)	6.60%	07/01/24	3,800	3,810,678
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (c)	5.50%	04/01/21	1,000	1,117,300
				4,927,978

District of Columbia–2.88%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,660	2,277,279
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	3,115	3,341,523
Series 2009, Hospital RB	6.50%	10/01/29	1,990	2,171,428
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	8,000	8,695,520
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	1,225	1,319,999
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	2,350	2,465,291
District of Columbia;
Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/31	3,000	3,010,800
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/26	380	421,473
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/27	380	408,340
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (a)(b)	5.00%	06/01/28	760	807,819
				24,919,472

Florida–12.93%

Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	820,910
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,084,860
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (b)	5.00%	04/01/31	2,000	2,037,420
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	4,125	4,353,855
Series 2013 C, Airport System RB	5.25%	10/01/38	3,000	3,099,930
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS-AGM) (b)	5.00%	10/01/41	870	883,616
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	2,000	2,047,760
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,970	3,368,604
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,800	1,873,890
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	485	512,572
Florida (State of) Board of Education; Series 2007 B, Lottery RB (INS-BHAC) (b)	5.00%	07/01/27	6,000	6,601,440
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/26	2,540	2,854,960
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/27	2,580	2,843,315
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/28	2,805	3,073,326
Series 2008 A, Ref. Turnpike RB (a)	5.00%	07/01/32	2,500	2,698,325
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (c)	5.13%	06/01/27	1,080	1,160,525
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.38%	10/01/33	1,500	1,589,700
Series 2008 A, RB (INS-AGC) (a)(b)(c)	5.50%	10/01/38	3,325	3,529,953

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

JEA;
Series 2005 B, Water & Sewer System RB (INS-NATL) (b)	5.00%	10/01/24	$ 2,460	$2,554,070
Series 2012 Three B, Electric System RB	5.00%	10/01/39	4,000	4,082,920
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/27	1,895	1,921,985
Miami-Dade (County of) (Florida Public Improvement); Series 1988 DD, Unlimited Tax GO Bonds (INS-AMBAC) (b)	7.75%	10/01/15	830	937,734
Miami-Dade (County of) (Miami International Airport);
Series 2004, Aviation RB (INS-AGC) (b)(c)	4.75%	10/01/36	1,030	981,621
Series 2005, Aviation RB (INS-AGC) (b)(c)	5.00%	10/01/38	790	773,442
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/25	650	697,684
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (INS-BHAC) (b)	5.50%	04/01/38	1,370	1,451,446
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	5,000	5,041,650
Series 2010 A, Ref. Toll System RB (INS-AGM) (b)	5.00%	07/01/35	720	737,417
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010 A, Ref. Hospital RB	6.00%	08/01/30	360	389,185
Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	825	883,072
Miami-Dade (County of);
Series 2010, Water & Sewer System RB (INS-AGM) (b)	5.00%	10/01/39	1,000	1,018,480
Series 2012 A, Ref. Aviation RB (c)	5.00%	10/01/30	1,080	1,089,914
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/28	1,000	1,056,240
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,450	1,489,527
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	2,295	2,316,068
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	2,450	2,511,421
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	465	466,121
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (j)	6.13%	05/01/35	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	170	163,812
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	295	279,881
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,400	1,400,938
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	4,150	4,896,253
Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/23	600	707,892
Series 2011, Ref. RB (a)	5.00%	10/01/31	4,650	4,829,909
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(e)	5.35%	05/01/18	5,000	5,731,950
Reunion East Community Development District; Series 2005, Special Assessment RB (j)	5.80%	05/01/36	490	340,795
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	1,000	1,058,910
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,120	932,243
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB (a)	5.00%	08/15/32	7,510	7,576,163
Series 2007, Hospital RB (a)	5.00%	08/15/42	4,000	3,945,680
Series 2007, Hospital RB	5.00%	08/15/42	4,000	3,945,680
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2006 A, Health Care RB (j)	5.25%	01/01/26	1,000	445,000
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (j)	6.20%	05/01/35	1,050	791,952
				111,882,018

Georgia–4.60%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	420	509,544
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	755	915,966
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	265	305,601
Series 2009 A, Water & Wastewater RB	5.25%	11/01/17	1,675	1,942,364

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Atlanta (City of);
Series 1999 A, Water & Wastewater RB (INS-NATL) (b)	5.50%	11/01/22	$ 3,000	$3,492,810
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	6,250	6,357,250
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,600	1,847,824
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,750	2,015,947
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,600	1,853,456
Series 2010 A, General Airport RB (INS-AGM) (b)	5.00%	01/01/35	2,000	2,041,980
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,340	1,354,217
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL) (b)	6.50%	01/01/20	6,330	7,248,799
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/23	3,000	3,011,730
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (b)	5.00%	07/01/34	660	687,482
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building - Newton Campus); Series 2005, RB (INS-AGC) (b)	5.00%	06/01/34	2,000	2,009,060
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (a)	5.00%	09/01/29	3,200	3,494,112
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/32	250	244,023
Series 2012 A, RB	5.25%	10/01/27	455	476,845
				39,809,010

Hawaii–1.06%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.63%	07/01/30	1,000	1,043,500
Series 2010 B, Special Purpose RB	5.75%	07/01/40	370	382,983
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	3,000	3,059,190
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	3,525	3,580,202
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,066,650
				9,132,525

Idaho–0.81%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	1,000	1,119,180
Series 2008 A, RB	6.75%	11/01/37	1,400	1,510,404
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	965	960,947
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (b)	5.25%	07/15/24	1,240	1,383,629
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/21	1,755	2,013,055
				6,987,215

Illinois–21.01%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,750	1,653,383
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	945	919,098
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (c)	5.50%	01/01/31	4,000	4,071,320
Chicago (City of) (O’Hare International Airport);
Series 2003 B-2, Third Lien General Airport RB (c)(d)(e)	5.75%	01/01/14	5,000	5,024,800
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/24	10,900	11,492,415
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/25	10,000	10,565,500
Series 2005 A, Third Lien General Airport RB (INS-AGC) (a)(b)	5.25%	01/01/26	3,855	4,082,329
Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/26	4,000	4,243,440
Series 2008 A, Third Lien General Airport RB (INS-AGM) (a)(b)	5.00%	01/01/33	1,400	1,404,046
Series 2012 B, Ref. Passenger Facility Charge RB (c)	5.00%	01/01/30	4,320	4,334,040
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	3,150	3,176,428
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	4,525	4,457,849
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	6,750	6,649,830
Series 2011 A, Unlimited Tax GO Bonds (a)	5.00%	12/01/41	2,830	2,554,471
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (e)(k)	0.88%	06/02/18	1,000	1,000,000

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Chicago (City of) Park District; Series 2004 A, Limited Tax GO Bonds (INS-AMBAC) (b)	5.00%	01/01/28	$ 2,500	$2,542,975
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (a)	5.25%	12/01/36	6,900	7,053,732
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds (INS-AMBAC) (b)	5.50%	01/01/18	700	768,348
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/37	2,650	2,561,834
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/24	1,000	1,024,310
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	3,875	3,948,935
Series 2011, COP	7.13%	05/01/21	445	482,959
Series 2011, COP	7.13%	05/01/21	875	949,638
Series 2011 A, Sales Tax RB (a)	5.25%	01/01/38	2,400	2,445,792
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	4,085	3,958,978
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	2,885	2,709,188
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/33	2,300	2,257,243
Cook County School District No. 100 (Berwyn South); Series 1997, Unlimited Tax GO Bonds (INS-AGM) (b)	8.10%	12/01/15	285	321,742
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,021,630
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	2,300	2,321,804
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,850	1,961,074
Illinois (State of) Finance Authority (Little Company of Mary Hospital & Health Care Centers); Series 2010, RB	5.38%	08/15/40	625	645,906
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	984,990
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (a)	5.38%	08/15/24	3,070	3,437,633
Series 2009 A, RB (a)	5.75%	08/15/30	1,900	2,097,619
Series 2009 B, RB	5.00%	08/15/16	380	422,419
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	4,500	4,648,365
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	2,200	2,163,590
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB (INS-AGM) (b)	5.50%	05/15/24	6,000	6,458,880
Series 2009, Ref. RB	6.13%	05/15/25	775	844,657
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,650	1,755,583
Illinois (State of) Finance Authority (Robert Morris College); Series 2000, RB (INS-NATL) (b)	5.80%	06/01/30	1,000	1,000,450
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	999,270
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,845	3,328,821
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	7,500	7,749,450
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	2,190	2,158,070
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/29	1,105	1,153,786
Series 2010 A, Ref. RB	6.00%	08/15/38	2,480	2,559,385
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (a)	5.50%	08/15/41	1,530	1,585,080
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (a)	5.25%	10/01/52	4,080	4,205,705
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (c)	5.05%	08/01/29	1,335	1,355,225
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,750	2,792,157
Series 2012 A, RB	5.00%	06/15/42	1,500	1,510,335
Series 2012 B, RB	5.00%	12/15/28	1,110	1,166,632
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/38	4,625	4,605,529
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	3,025	3,029,295
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (a)	5.00%	12/15/41	3,900	3,990,519
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	6,030	6,627,935
Regional Transportation Authority; Series 1994 B, RB (INS-AMBAC) (b)	8.00%	06/01/17	5,000	5,910,500
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (c)	7.00%	12/01/42	670	645,900
				181,792,817

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Indiana–3.79%

East Chicago Elementary School Building Corp.; Series 1996, Ref. First Mortgage RB (INS-AMBAC) (b)	6.25%	01/05/16	$ 1,355	$1,415,596
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (a)	5.00%	11/15/36	9,200	9,234,960
Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB	5.25%	02/15/40	1,080	1,086,286
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	3,625	3,864,322
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,360	1,485,392
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	2,125	2,285,777
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (c)	5.00%	07/01/40	5,315	4,842,284
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	1,535	1,463,714
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (b)	7.00%	08/15/15	670	709,892
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/38	2,000	2,060,680
New Albany Floyd County School Building Corp.; Series 2005, Ref. First Mortgage RB (d)(e)	5.00%	07/15/15	1,800	1,937,916
Rockport (City of) (Indiana Michigan Power Co.); Series 2009 B, Ref. PCR (e)	6.25%	06/02/14	375	384,979
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (c)	5.88%	01/01/24	1,500	1,514,685
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (g)	5.75%	09/01/42	500	466,130
				32,752,613

Iowa–0.65%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB (a)	5.00%	06/01/25	975	1,113,655
Series 2009 A, Special Obligation RB (a)	5.00%	06/01/26	730	831,623
Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	2,500	2,119,700
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (INS-AGC) (b)	5.25%	08/15/29	1,500	1,588,125
				5,653,103

Kansas–1.46%

Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (b)	5.25%	10/01/21	70	70,229
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/23	1,250	1,441,337
Series 2009 C, Hospital RB	5.50%	11/15/29	335	364,373
Series 2009 C, Hospital RB (a)	5.75%	11/15/38	3,400	3,651,192
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	2,000	2,116,180
Wamego (City of) (Kansas Gas & Electric Co.); Series 2004, Ref. PCR (INS-NATL) (b)	5.30%	06/01/31	3,500	3,516,450
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/43	1,500	1,481,775
				12,641,536

Kentucky–2.45%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	2,000	2,065,540
Subseries 2008 A-1, RB (INS-AGC) (b)	6.00%	12/01/42	1,000	986,470
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.) Series 2010 B, Ref. Hospital RB	6.38%	03/01/40	1,985	2,074,861
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,950	2,038,004
Series 2010 A, Hospital RB	6.50%	03/01/45	2,550	2,677,219
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	2,110	2,390,377
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	2,370	2,677,555

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/36	$ 5,405	$5,274,685
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,013,950
				21,198,661

Louisiana–2.54%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB (INS-AGM) (b)	5.25%	10/01/30	550	581,312
Series 2010, RB (INS-AGM) (b)	5.50%	10/01/35	960	1,014,758
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	1,360	537,064
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,450	1,507,043
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (d)(e)	5.50%	05/15/26	2,000	2,431,800
Louisiana Citizens Property Insurance Corp.;
Series 2006 B, Assessment RB (INS-AMBAC) (b)	5.00%	06/01/20	1,000	1,075,670
Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,650	3,035,654
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/22	1,750	1,736,665
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	4,125	4,096,001
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	1,085	1,078,848
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	2,065	2,043,297
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,735	1,710,016
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	1,085	1,105,626
				21,953,754

Maryland–0.78%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/37	505	497,834
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	751,220
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	2,715	2,674,465
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,815	1,835,872
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	930	962,197
				6,721,588

Massachusetts–1.77%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	2,010	2,097,717
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	2,800	2,943,052
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	282	226,981
Series 2011 A-1, RB	6.25%	11/15/46	496	388,684
Series 2011 A-2, RB	5.50%	11/15/46	41	28,890
Series 2011 B, CAB RB (f)	0.00%	11/15/56	206	1,048
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/31	1,230	1,286,826
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	275	305,577
Series 2011 I, RB	7.25%	01/01/32	1,050	1,209,443
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (a)	5.00%	10/15/35	6,450	6,828,228
				15,316,446

Michigan–1.41%

Detroit (City of);
Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	2,900	3,056,426
Series 2003 B, Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.50%	07/01/33	1,250	1,332,525

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–(continued)

Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (e)	5.25%	01/15/14	$ 1,125	$1,131,964
Series 2008 A, RB (e)	5.50%	01/15/15	625	660,019
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/37	750	776,287
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL) (b)	6.95%	09/01/22	1,000	1,256,570
Oakland University; Series 2012, General RB	5.00%	03/01/42	3,000	3,007,830
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/25	870	938,486
				12,160,107

Minnesota–0.60%

Chaska (City of); Series 2000 A, Electric RB	6.10%	10/01/30	10	10,034
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	2,850	3,335,925
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,600	1,861,088
				5,207,047

Missouri–1.82%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB	5.50%	06/01/29	500	516,880
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	500	478,255
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	1,175	1,324,248
Series 2011 A, Ref. RB	5.50%	09/01/25	305	340,682
Series 2011 A, Ref. RB	5.50%	09/01/27	1,375	1,500,414
Series 2011 A, Ref. RB	5.50%	09/01/28	2,380	2,559,999
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	465	488,734
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 A, Senior Living Facilities RB	5.38%	02/01/35	2,375	2,375,879
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,325	1,323,940
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist Medical Center); Series 1989, Health Facilities RB (d)	7.63%	07/01/18	935	990,277
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (b)	5.00%	01/01/21	1,000	1,061,060
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	825	798,196
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	615	598,075
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,450	1,356,591
				15,713,230

Nebraska–2.04%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	5,500	5,445,990
Series 2012, Gas RB	5.00%	09/01/42	2,000	1,919,120
Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.13%	04/01/29	1,000	1,081,130
Series 2009 A, Ref. Power Supply System RB (INS-BHAC) (b)	5.38%	04/01/39	1,000	1,069,420
Nebraska (State of) Public Power District; Series 2007 B, General RB (INS-BHAC) (b)	5.00%	01/01/37	2,000	2,032,120
Omaha (City of) Public Power District; Series 2011 B, RB (a)	5.00%	02/01/36	5,775	6,058,206
				17,605,986

Nevada–2.71%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/34	500	511,120
Series 2010 A, Passenger Facility Charge RB (INS-AGM) (b)	5.25%	07/01/39	1,000	1,030,390
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(c)	5.25%	07/01/34	11,000	11,010,230

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nevada–(continued)

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/16	$ 290	$307,757
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/42	3,000	3,085,800
Nevada (State of) (Municipal Bond Bank - R9A Thru R13F); Series 2005, Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/23	1,500	1,593,135
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	06/01/26	1,600	1,748,096
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	4,250	4,118,930
				23,405,458

New Hampshire–0.20%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM) (b)	5.13%	01/01/30	1,000	1,039,160
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (b)(c)	6.30%	05/01/22	700	702,961
				1,742,121

New Jersey–5.96%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB	5.75%	06/01/31	440	463,122
Series 2010 A, RB	5.88%	06/01/42	2,100	2,201,556
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (c)	5.50%	01/01/27	1,200	1,267,476
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	30,000	34,927,500
Series 2007 U, School Facilities RB (INS-AGM) (a)(b)	5.00%	09/01/32	3,000	3,144,960
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/38	7,325	7,567,384
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/19	2,000	2,006,300
				51,578,298

New Mexico–1.10%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (e)	5.20%	06/01/20	1,000	1,089,640
Series 2010 C, Ref. PCR	5.90%	06/01/40	3,250	3,338,140
Jicarilla Apache Nation;
Series 2003 A, RB (g)	5.00%	09/01/18	1,500	1,484,895
Series 2003 A, RB (g)	5.50%	09/01/23	1,250	1,207,438
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (a)	6.38%	08/01/32	2,100	2,372,601
				9,492,714

New York–14.96%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	2,150	2,263,563
Series 2009, PILOT RB	6.38%	07/15/43	900	950,958
Long Island Power Authority;
Series 2004 A, Electrical System General RB (INS-AMBAC) (b)	5.00%	09/01/34	2,250	2,285,257
Series 2011 A, Electric System General RB (INS-AGM) (b)	5.00%	05/01/36	1,045	1,066,381
Metropolitan Transportation Authority; Series 2013 A, RB	5.00%	11/15/38	2,325	2,365,292
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	2,000	1,108,200
Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	2,000	1,108,200
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB (INS-NATL) (b)(c)	5.75%	12/01/25	3,000	3,014,790
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,700	2,910,789
New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB (a)(c)	5.00%	11/01/28	6,300	6,563,655
One Hundred Forty-Fourth Series 2006, Consolidated RB (a)	5.00%	10/01/35	21,900	22,807,756
New York (City of) Municipal Water Finance Authority;
Series 2007, VRD Second General Water & Sewer System RB (h)	0.05%	06/15/33	1,500	1,500,000
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	10,500	11,203,815

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)

New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (a)	5.25%	01/15/39	$1,800	$1,930,968
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/28	935	1,034,914
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/29	745	820,446
Subseries 2009 A-1, Future Tax Sec. RB (a)	5.00%	05/01/30	745	814,099
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (a)	5.00%	04/01/26	2,850	3,180,173
New York (City of);
Series 1995 C, Unlimited Tax GO Bonds	7.25%	08/15/24	5	5,024
Series 2009 H-1, Unlimited Tax GO Bonds	5.00%	03/01/16	1,500	1,653,825
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,200	1,275,504
Subseries 2008 A-1, Unlimited Tax GO Bonds (a)	5.25%	08/15/27	1,440	1,604,664
Subseries 2008 A-1, Unlimited Tax GO Bonds (a)	5.25%	08/15/28	1,440	1,593,230
Subseries 2008 I-1, Unlimited Tax GO Bonds (a)	5.00%	02/01/26	7,200	8,027,856
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/28	600	699,534
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/29	505	584,729
New York (State of) Dormitory Authority (Cornell University); Series 2006 A, RB (a)	5.00%	07/01/35	6,085	6,480,525
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (a)	5.00%	03/15/30	4,125	4,429,384
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS-NATL) (b)	5.00%	08/01/29	1,995	2,019,279
New York (State of) Dormitory Authority (Upstate Community Colleges); Series 2004 B, RB	5.25%	07/01/20	1,500	1,539,405
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	3,055	3,300,072
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	9,400	9,888,236
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	940	1,064,353
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/26	2,400	2,710,728
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/27	2,650	2,925,176
Series 2009 A, Personal Income Tax RB (a)	5.00%	03/15/28	2,600	2,858,050
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (a)	5.00%	04/01/29	6,855	7,413,683
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	2,360	2,370,974
				129,373,487

North Carolina–2.17%

Brunswick (County of); Series 2004 A, Enterprise System RB (d)(e)	5.25%	04/01/14	1,585	1,612,452
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (a)	5.00%	06/01/39	3,915	3,971,376
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	5,165	5,538,068
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	855	801,289
North Carolina (State of) Turnpike Authority;
Series 2009 A, Triangle Expressway System RB (INS-AGC) (b)	5.13%	01/01/24	1,355	1,471,923
Series 2011, Monroe Connector System State Appropriation RB (a)	5.00%	07/01/36	1,875	1,969,050
Series 2011, Monroe Connector System State Appropriation RB (a)	5.00%	07/01/41	3,320	3,445,031
				18,809,189

North Dakota–0.17%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,500	1,503,255

Ohio–7.31%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/42	755	743,705
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	3,750	3,792,525
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (a)(b)	5.25%	02/15/33	2,400	2,464,488
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	400	390,300

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/36	$ 3,310	$3,351,110
Series 2011 A, Hospital Facilities RB (a)	5.00%	11/15/41	1,500	1,508,775
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/32	3,250	3,286,660
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	960	1,034,016
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	4,900	5,289,795
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,525	4,884,149
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	4,575	4,938,164
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	2,000	2,196,540
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,626,528
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (d)(e)	6.00%	11/15/14	2,040	2,153,200
Series 2009 A, RB (d)(e)	6.25%	11/15/14	1,275	1,348,810
Series 2011 B, VRD RB (h)	0.04%	11/15/45	2,850	2,850,000
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	768,970
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/38	1,000	1,044,330
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	5,100	5,574,810
Ohio (State of) Air Quality Development Authority (Ohio Power Co. Galvin); Series 2010 A, Ref. RB (c)(e)	2.88%	08/01/14	2,000	2,020,080
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	2,055	2,133,994
Series 2010, Hospital Facilities RB	5.75%	11/15/40	1,065	1,103,564
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(e)	6.75%	01/15/15	2,750	2,952,785
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (a)	5.50%	09/01/39	308	313,116
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/33	3,000	3,198,210
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (e)	5.88%	06/01/16	2,140	2,312,783
				63,281,407

Oklahoma–0.40%

McAlester (City of) Public Works Authority;
Series 2002, Utility System CAB RB (INS-AGM) (b)(f)	0.00%	02/01/31	1,000	476,800
Series 2002, Utility System CAB RB (INS-AGM) (b)(f)	0.00%	02/01/34	3,970	1,630,638
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (INS-NATL) (b)(c)	6.00%	06/01/20	1,250	1,354,800
				3,462,238

Oregon–0.11%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.25%	04/01/24	315	363,598
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (g)	6.38%	11/01/33	535	578,822
				942,420

Pennsylvania–1.31%

Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,450	1,504,593
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	2,700	2,720,709
Pennsylvania (State of) Turnpike Commission;
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	5.75%	12/01/28	3,600	3,458,844
Subseries 2010 B-2, Sub. Conv. CAB RB (l)	6.00%	12/01/34	2,200	2,072,664
Philadelphia (City of) (1975 General Ordinance); Eighteenth Series 2004, Gas Works RB (INS-AGC) (b)	5.25%	08/01/20	1,000	1,026,520
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (b)	5.00%	02/01/31	500	520,085
				11,303,415

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–1.76%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.00%	07/01/33	$2,320	$1,622,863
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/31	3,300	2,396,526
Series 2010 CCC, RB	5.25%	07/01/27	1,950	1,428,395
Series 2010 ZZ, Ref. RB	5.25%	07/01/25	2,250	1,659,488
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.50%	08/01/42	2,660	2,023,701
First Subseries 2010 C, RB	5.25%	08/01/41	8,325	6,114,213
				15,245,186

Rhode Island–0.38%

Rhode Island Economic Development Corp.;
Series 1994 A, Airport RB (INS-AGM) (b)(c)	7.00%	07/01/14	295	302,151
Series 2005 C, Ref. Airport RB (INS-NATL) (b)	5.00%	07/01/28	3,000	3,028,350
				3,330,501

South Carolina–5.01%

Charleston County School District Corp.; Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	02/01/14	3,000	3,025,200
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (a)(d)(e)	5.25%	12/01/15	12,500	13,726,500
Series 2005, Installment Purchase RB (a)(d)(e)	5.25%	12/01/15	7,500	8,235,900
Dorchester County School District No. 2 (Growth); Series 2006, Installment Purchase RB (INS-AGC) (b)	5.00%	12/01/29	4,000	4,211,200
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC) (b)	5.75%	01/01/34	1,590	1,731,431
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB (h)	0.06%	10/01/39	3,000	3,000,000
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.38%	02/01/29	1,000	1,065,290
Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (b)	5.50%	02/01/38	1,000	1,060,860
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	2,000	2,021,780
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	325,169
Series 2012, Ref. RB	6.00%	11/15/47	178	108,138
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	222	222
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	76	76
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (a)	5.00%	01/01/33	4,650	4,834,884
				43,346,650

South Dakota–0.12%

South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (INS-AGC) (b)	5.50%	08/01/38	1,000	1,077,640

Tennessee–1.14%

Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC); Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	1,750	1,620,938
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,650	2,689,061
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (INS-AGM) (b)	5.25%	11/01/30	525	561,440
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (a)(b)	5.25%	09/01/27	4,700	4,951,638
				9,823,077

Texas–19.68%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (c)	4.85%	04/01/21	2,025	2,113,877
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/28	1,000	1,041,310
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/42	2,400	2,502,024

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2007, Ref. RB	5.00%	07/01/33	$735	$726,378
Series 2007, Ref. RB	5.00%	07/01/37	580	565,465
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,650	1,883,821
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	2,925	3,342,748
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	380	381,182
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	7,000	7,101,920
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	2,550	2,555,355
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)	5.00%	08/15/28	2,000	2,138,200
Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	8,100	8,279,982
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/42	1,500	1,564,800
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (a)	5.00%	11/01/36	1,695	1,769,258
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/27	1,930	2,161,349
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/28	1,500	1,667,970
Series 2009 A, Sr. Lien Toll Road RB (a)	5.00%	08/15/32	1,500	1,601,070
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/18	1,050	1,356,873
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,650	1,759,972
Houston (City of);
Series 2002 A, Sub. Lien Airport System RB (INS-AGM) (b)(c)	5.13%	07/01/32	1,365	1,365,137
Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (b)	5.25%	05/15/23	2,320	2,371,597
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	12,850	13,310,030
Series 2011 D, First Lien Combined Utility System RB (a)	5.00%	11/15/31	1,920	2,070,125
Series 2011 D, First Lien Combined Utility System RB (a)	5.00%	11/15/33	9,080	9,674,558
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (e)(k)	0.80%	06/01/17	2,500	2,500,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	5,230	5,320,897
Laredo Independent School District Public Facility Corp.;
Series 2004 A, Lease RB (INS-AMBAC) (b)	5.00%	08/01/29	500	500,045
Series 2004 C, Lease RB (INS-AMBAC) (b)	5.00%	08/01/29	1,000	1,000,090
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,250	1,246,263
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	2,525	2,521,263
Series 2012 A, Ref. RB	5.00%	05/15/33	2,880	2,945,750
Series 2012 A, Ref. RB	5.00%	05/15/36	3,800	3,852,250
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB	6.25%	02/15/37	1,450	1,481,117
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (e)	5.60%	03/01/14	2,250	2,275,447
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,540	1,675,736
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,360	1,547,857
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,000	1,119,920
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(f)	0.00%	01/01/28	4,100	2,055,863
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,650	3,861,773
Series 2011 A, Special Projects System RB (a)	5.50%	09/01/36	4,470	4,841,725
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	3,310	3,450,741
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/32	485	501,325
Series 2011, Special Project RB (INS-AGM) (b)	5.00%	10/01/37	525	537,233
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/37	225	200,250

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	$ 1,000	$986,910
Series 2007, Retirement Facility RB	5.75%	11/15/37	695	652,925
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,000	4,773,750
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	400	388,868
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	4,200	4,667,796
Series 2008 A, Ref. RB (INS-AGC) (b)	6.50%	07/01/37	1,000	1,093,100
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS-AGM) (b)	5.00%	12/01/30	925	942,113
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (a)	5.00%	04/01/28	7,615	8,241,258
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	5,550	5,483,955
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB	5.00%	05/15/28	1,000	1,103,650
Series 2009 A, Financing System RB	5.00%	05/15/29	3,000	3,300,750
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	1,000	1,149,420
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/28	3,085	3,024,781
Series 2012, Gas Supply RB	5.00%	12/15/29	3,975	3,872,644
Series 2012, Gas Supply RB	5.00%	12/15/31	4,515	4,343,385
Series 2012, Gas Supply RB	5.00%	12/15/32	1,495	1,429,370
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	2,820	3,055,921
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (c)	7.00%	12/31/38	1,850	1,989,138
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	540	503,550
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (a)(b)	5.00%	02/15/33	2,400	2,511,720
				170,255,550

Utah–0.63%

Mountain Regional Water Special Service District; Series 2003, Ref. Water RB (d)(e)	5.00%	12/16/13	2,380	2,385,498
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	730	700,493
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)(b)	5.00%	06/15/36	2,200	2,328,678
				5,414,669

Virgin Islands–0.39%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	3,225	3,399,860

Virginia–1.32%

Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (b)	5.00%	07/15/15	1,000	1,052,380
Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	1,085	1,004,233
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (d)	5.50%	06/01/26	975	1,028,762
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB (h)	0.07%	07/01/42	3,500	3,500,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (c)	5.50%	01/01/42	2,535	2,499,180
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (c)	5.00%	07/01/34	1,520	1,405,802
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	859	919,525
				11,409,882

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–6.43%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL) (b)(f)	0.00%	02/01/25	$9,850	$6,365,070
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (c)	5.50%	07/01/26	975	1,085,409
Energy Northwest (Public Power Supply System Nuclear Project No. 3); Series 1993 C, Ref. RB (INS-NATL) (b)(f)	0.00%	07/01/14	5,125	5,116,390
Goat Hill Properties (Government Office Building); Series 2005, Lease RB (INS-NATL) (b)	5.00%	12/01/33	2,400	2,437,128
Grant (County of) Public Utility District No. 2; Series 2005 A, Ref. Wanapum Hydro Electric RB (INS-NATL) (b)	5.00%	01/01/34	1,930	1,949,995
Kalispel Tribe of Indians;
Series 2008, RB	6.63%	01/01/28	1,250	1,120,737
Series 2008, RB	6.75%	01/01/38	3,000	2,573,550
Seattle (Port of); Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/30	3,780	4,023,130
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/33	2,050	2,187,268
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (a)	5.00%	06/01/41	585	612,179
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (a)	5.00%	02/01/41	3,630	3,568,835
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS-AGM) (b)	5.50%	08/15/38	4,000	4,148,040
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	2,000	2,372,320
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/21	1,325	1,701,313
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/37	1,000	999,930
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (g)	6.00%	01/01/27	2,000	2,022,580
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/32	3,250	3,328,910
Washington (State of);
Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/18	2,020	2,227,555
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(f)	0.00%	12/01/29	2,120	1,121,162
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	08/01/29	1,710	1,891,517
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (a)	5.00%	08/01/30	1,795	1,983,942
West Valley School District No. 363; Series 2004, Unlimited Tax GO Bonds (d)(e)	5.25%	06/01/14	2,760	2,831,374
				55,668,334

West Virginia–1.02%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (c)	5.50%	10/15/37	1,750	1,707,860
Ohio (County of) (Fort Henry Centre Financing District); Series 2007 A, Tax Increment Allocation RB	5.85%	06/01/34	500	506,660
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/37	855	828,375
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,400	1,432,242
Series 2008, RB	6.25%	10/01/23	1,450	1,467,313
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,400	1,452,738
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,405	1,447,642
				8,842,830

Wisconsin–2.19%

Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/20	1,500	1,838,295
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (c)	5.38%	11/01/21	600	635,310
Series 2007 B, Collateralized Utility RB (c)	5.75%	11/01/37	535	541,795
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.);
Series 2009 B, RB (e)	4.75%	08/15/14	1,000	1,029,440
Series 2009 B, RB (e)	5.13%	08/15/16	500	558,595

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/39	$3,000	$2,938,590
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB	5.00%	08/15/32	1,600	1,624,160
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,990	2,150,275
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (a)(c)	5.30%	09/01/23	4,400	4,594,744
Wisconsin (State of);
Series 2004-3, Ref. Unlimited Tax GO Bonds (d)(e)	5.25%	05/01/14	1,445	1,476,226
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,320	1,532,533
				18,919,963

Wyoming–0.32%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (c)	5.60%	12/01/35	1,000	1,015,880
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,600	1,713,756
				2,729,636
TOTAL INVESTMENTS(m)–170.73% (Cost $1,438,436,373)				1,476,949,288
FLOATING RATE NOTE OBLIGATIONS–(30.25)%
Notes with interest and fee rates ranging from 0.57% to 1.02% at 11/30/2013 and contractual maturities of collateral ranging from 09/01/23 to 10/01/52 (See Note 1D)(n)				(261,695,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(42.46)%				(367,354,986)
OTHER ASSETS LESS LIABILITIES–1.98%				17,167,530
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$865,066,832

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.	Jr.	—Junior

AGC	—Assured Guaranty Corp.	LOC	—Letter of Credit

AGM	—Assured Guaranty Municipal Corp.	MFH	—Multi-Family Housing

AMBAC	—American Municipal Bond Assurance Corp.	NATL	—National Public Finance Guarantee Corp.

BAN	—Bond Anticipation Notes	PCR	—Pollution Control Revenue Bonds

BHAC	—Berkshire Hathaway Assurance Corp.	PILOT	—Payment-in-Lieu-of-Tax

CAB	—Capital Appreciation Bonds	RAB	—Revenue Anticipation Bonds

CEP	—Credit Enhancement Provider	RB	—Revenue Bonds

Conv.	—Convertible	Ref.	—Refunding

COP	—Certificates of Participation	Sec.	—Secured

CR	—Custodial Receipts	SGI	—Syncora Guarantee, Inc.

GNMA	—Government National Mortgage Association	Sr.	—Senior

GO	—General Obligation	Sub.	—Subordinated

IDR	—Industrial Development Revenue Bonds	TEMPS	—Tax-Exempt Mandatory Paydown Securities

INS	—Insurer	VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(a)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Security subject to the alternative minimum tax.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Zero coupon bond issued at a discount.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $14,343,939, which represented 1.66% of the Trust’s Net Assets.

(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $2,114,813, which represented less than 1% of the Trust’s Net Assets.

(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	8.5%
Assured Guaranty Corp.	7.4
National Public Finance Guarantee Corp.	6.8

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Trust’s investments with a value of $444,093,545 are held by Dealer Trusts and serve as collateral for the $261,695,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Opportunity Trust

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2013 was $163,148,688 and $168,397,369, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$65,000,315
Aggregate unrealized (depreciation) of investment securities	(29,148,502)
Net unrealized appreciation of investment securities	$35,851,813
Cost of investments for tax purposes is $1,441,097,475.

Invesco Municipal Opportunity Trust

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Municipal Opportunity Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.